Share Capital and Treasury Shares - Schedule of Treasury Shares (Details) - Treasury shares [Member] - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Treasury shares
Beginning balance	R (23,816)
Treasury shares purchased	(3,461)	(23,816)
Treasury shares cancelled	27,277
Ending balance		R (23,816)